Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Issued share capital	Common shares at par value	Additional paid in capital	Share premium	Treasury shares	Foreign currency translation reserve	Fair value reserve	Retained earnings	Total
Balance at Dec. 31, 2019	$ 143,376		$ 2,773		$ (20,103)	$ (333)	$ 4,274	$ 182,156	$ 312,143
Profit for the period								27,251	27,251
Other comprehensive income						(16)	13,886		13,870
Total comprehensive income						(16)	13,886	27,251	41,121
Issuance of shares in connection with Business Combination (see note 19 and 33) – at par value of USD 0.01		485							485
Deemed distribution to shareholders in connection with Business Combination (see note 33)				(80,000)					(80,000)
Business Combination elimination adjustments (see note 33)	(143,376)		(2,773)	237,228	20,103			(10)	111,172
Issuance of Restricted Shares Awards (see note 32)		1		449					450
Cash dividends (see note 21)								(4,360)	(4,360)
Balance at Dec. 31, 2020		486		157,677		(349)	18,160	205,037	381,011
Profit for the period								43,696	43,696
Other comprehensive income						1,341	(9,945)		(8,604)
Total comprehensive income						1,341	(9,945)	43,696	35,092
Issuance of Restricted Shares Awards (see note 32)		3		1,868					1,871
Cash dividends (see note 21)								(16,109)	(16,109)
Balance at Dec. 31, 2021		489		159,545		992	8,215	232,624	401,865
Profit for the period								85,465	85,465
Other comprehensive income						91	(47,194)		(47,103)
Total comprehensive income						91	(47,194)	85,465	38,362
Issuance of Restricted Shares Awards (see note 32)		4		2,750					2,754
Purchase of treasury shares (see note 20)					(2,394)				(2,394)
Cancellation of treasury shares (see note 20)		(3)		(2,377)	2,380
Cash dividends (see note 21)								(10,814)	(10,814)
Balance at Dec. 31, 2022		$ 490		$ 159,918	$ (14)	$ 1,083	$ (38,979)	$ 307,275	$ 429,773